Income Taxes - Provision for Income Taxes on Earnings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Expected income tax benefit at federal statutory tax rate	$ (7,904,649)	$ (4,089,720)
State income taxes, net of federal benefit	(847,810)	(749,744)
Change in fair value of warrants	0	(76,672)
Change in valuation allowance	3,167,507	(892,837)
Uncertain tax positions	1,008,482	884,911
Reduction in deferreds upon divestiture	0	4,974,768
Non-deductible interest	0	35,624
Stock compensation	100,958	69,754
Research and development credits	(315,498)	(281,709)
Rate adjustment	6,042	(3,568)
Foreign rate differential	(1,918,633)	14,934
Divestiture of VDL	2,269,297	0
In process research and development	4,455,195	0
Other	(17,293)	121,000
Provision for income taxes	$ 3,600	$ 6,741